Trade Payables - Schedule of Credit Card Transactions (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	R$ 5,710,040	R$ 4,655,769
Up to 30 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	2,554,496	1,493,794
From 31 to 60 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	935,674	953,940
From 61 to 90 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	642,549	651,186
From 91 to 180 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	1,056,967	1,057,386
From 181 to 365 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	496,419	485,028
Over 365 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	R$ 23,935	R$ 14,435